Repo Transactions - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of repo transactions [line items]
Profit generated by the bank through repurchase transactions	$ 13,284,829	$ 16,627,587	$ 20,779,817
Losses generated by the bank through reverse repurchase transactions	975,643	573,796	$ 575,543
Financial assets off balance sheet transaction	68,130,397	68,389,352
Government Securities [member]
Disclosure of repo transactions [line items]
Reverse repurchase transactions	$ 61,929,317	$ 61,176,357